SIGNIFICANT ACCOUNTING POLICIES - Schedule of property plant and equipment estimated useful lives and residual rate (Detail)	Dec. 31, 2023
Buildings
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	20 years
Property, plant and equipment, Residual rate	5.00%
Computers and equipment | Minimum
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	2 years
Property, plant and equipment, Residual rate	0.00%
Computers and equipment | Maximum
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	10 years
Property, plant and equipment, Residual rate	5.00%
Vehicle
Property plant and equipment net
Property, plant and equipment, Estimated useful lives	4 years
Property, plant and equipment, Residual rate	5.00%